Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Earnings (loss) for the year	$ (17,213)	$ 24,908	$ (16,790)
Adjusted for:
Interest income	(590)	(228)	(36)
Items not involving cash:
Net gain on disposition of mineral interests	(468)	(48,390)	0
Losses on marketable securities	655	135	1,180
Depreciation	343	341	371
Impairment expense	0	5,506	42
Net loss from associates	6,182	5,880	0
Amortization of flow-through share premium	(3,345)	(3,124)	(4,520)
Accretion of provision for site reclamation and closure	148	94	69
Share-based compensation	1,351	1,669	2,046
Interest expense	61	100	98
Other	0	0	1
Changes in non-cash working capital	(184)	(903)	266
Cash used in operating activities	(13,060)	(14,012)	(17,273)
Investing activities:
Interest income	590	228	36
Acquisition of mineral interests, net of cash acquired	0	(1,281)	0
Acquisition of Eastmain Resources Inc, net of cash acquired	0	0	(1,210)
Option payment received	125	310	150
Acquisition of Universal Mineral Services Ltd	0	(1)	0
Acquisition of Homestake Ridge royalty, inclusive of fees	0	0	(110)
Proceeds from disposition of mineral interests, net of transaction costs	1,350	4,479	0
Proceeds from disposition of investment in associate, net of transaction costs	0	6,774	0
Proceeds from sale of marketable securities	381	0	1,000
Property and equipment additions, net of disposals	0	0	(87)
Marketable securities additions	0	(60)	0
Decrease (increase) in restricted cash	0	(14)	35
Cash provided by used in investing activities	2,446	10,435	186
Financing activities:
Proceeds from issuance of common shares, net of costs	7,838	10,864	5,385
Lease payments	(214)	(235)	(180)
Proceeds from share option and warrant exercises	0	0	152
Cash provided by financing activities	7,624	10,629	5,357
Effect of foreign exchange on cash	(6)	(2)	0
Increase (decrease) in cash	(2,996)	7,050	(12,102)
Cash, beginning of the year	10,309	3,259	15,361
Cash, end of the year	$ 7,313	$ 10,309	$ 3,259